Shareholder Report, Average Annual Return (Details) 321012_Hotchkis - Wiley Small Cap Diversified Value Fund_Class Z_TSR Annual {Class Z}	12 Months Ended	60 Months Ended	81 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z (without sales charge)
Average Annual Return, Percent	30.92%	7.93%	11.49%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	22.82%	12.31%	15.93%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	43.01%	8.23%	11.90%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	40.78%	6.98%	12.18%